Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Cash dividends paid (in dollars per share)	$ 0.96	$ 0.88